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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Para Advisors, LLC
Address:    520 Madison Avenue
            New York, New York  10022

Form 13F File Number:     028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Harlan Schier
Title:      Chief Financial Officer
Phone:      212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier           New York, New York              February 14, 2012
------------------          ------------------              -----------------
   [Signature]                [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                            ----------

Form 13F Information Table Entry Total:                             39
                                                            ----------

Form 13F Information Table Value Total:                       $173,197
                                                            ----------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                 Para Advisors, LLC.
                                              Form 13F Information Table
                                           Quarter ended December 31, 2011


COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6 COLUMN 7       COLUMN 8
                                                           VALUE    SHRS or  SH/  PUT/  INV   OTHR         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISC  MNGRS  SOLE   SHARED   NONE
----------------------------  --------------  ---------  ---------  -------  ---  ----  ----  ----- ------- -------  ----
BARCLYS 20+ YR                COM             464287432  $ 24,250   200,000  SH         SOLE        200,000
ANADARKO PETE CORP            COM             032511107  $  3,511    46,000  SH         SOLE         46,000
APPLE INC                     COM             037833100  $  3,645     9,000  SH         SOLE          9,000
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109  $  3,299   232,000  SH         SOLE        232,000
COMMERCIAL METALS CO          COM             201723103  $  1,922   139,000  SH         SOLE        139,000
EXCO RESOURCES INC            COM             269279402  $    972    93,000  SH         SOLE         93,000
FORD MTR CO DEL               COM PAR $0.01   345370860  $  1,991   185,000  SH         SOLE        185,000
HERTZ GLOBAL HOLDINGS INC     COM             42805T105  $  1,629   139,000  SH         SOLE        139,000
HESS CORP                     COM             42809H107  $  5,282    93,000  SH         SOLE         93,000
INTERDIGITAL INC              COM             45867G101  $  4,052    93,000  SH         SOLE         93,000
IVANHOE MINES LTD             COM             46579N103  $  3,278   185,000  SH         SOLE        185,000
KKR FINANCIAL HLDGS LLC       COM             48248A306  $  2,837   325,000  SH         SOLE        325,000
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100  $  4,783    93,000  SH         SOLE         93,000
MICROSOFT CORP                COM             594918104  $  6,023   232,000  SH         SOLE        232,000
NEWS CORP                     CL A            65248E104  $  2,890   162,000  SH         SOLE        162,000
ONYX PHARMACEUTICALS INC      COM             683399109  $  4,087    93,000  SH         SOLE         93,000
SCRIPPS NETWORKS INTERACT IN  CL A COM        811065101  $  3,945    93,000  SH         SOLE         93,000
TE CONNECTIVITY LTD           REG SHS         H84989104  $  5,700   185,000  SH         SOLE        185,000
TIMKEN CO                     COM             887389104  $  3,600    93,000  SH         SOLE         93,000
TRANSOCEAN LTD                REG SHS         H8817H100  $  3,570    93,000  SH         SOLE         93,000
VISTEON CORP                  COM NEW         92839U206  $  3,446    69,000  SH         SOLE         69,000
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209  $  5,858   209,000  SH         SOLE        209,000
WALGREEN CO                   COM             931422109  $  3,835   116,000  SH         SOLE        116,000
WASHINGTON POST CO            COM             939640108  $  3,391     9,000  SH         SOLE          9,000
WASTE MGMT INC DEL            COM             94106L109  $  6,051   185,000  SH         SOLE        185,000
WELLPOINT INC                 COM             94973V107  $  4,638    70,000  SH         SOLE         70,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM             256743105  $  7,167   102,000  SH         SOLE        102,000
GOODRICH CORP                 COM             382388106  $  6,927    56,000  SH         SOLE         56,000
MEDCO HEALTH SOLUTIONS INC    COM             58405U102  $  5,199    93,000  SH         SOLE         93,000
MOTOROLA MOBILITY HLDGS INC   COM             620097105  $  5,199   134,000  SH         SOLE        134,000
RSC HOLDINGS INC              COM             74972L102  $  1,721    93,000  SH         SOLE         93,000
RALCORP HLDGS INC NEW         COM             751028101  $  5,558    65,000  SH         SOLE         65,000
SEMGROUP CORP                 CL A            81663A105  $  3,622   139,000  SH         SOLE        139,000
SOUTHERN UN CO NEW            COM             844030106  $  7,032   167,000  SH         SOLE        167,000
TRANSATLANTIC HLDGS INC       COM             893521104  $  6,349   116,000  SH         SOLE        116,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF M   780097796  $    773    69,000  SH         SOLE         69,000
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N  780097770  $    786    69,000  SH         SOLE         69,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S   780097739  $  1,869   162,000  SH         SOLE        162,000
SPDR S&P 500 ETF TR           TR UNIT         78462F103  $  2,510    20,000  SH   PUT   SOLE         20,000


                                              Total      $173,197